Derivative Financial Instruments and Hedging (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (2.0)	$ (8.3)
Derivative Liability, Fair Value, Net [Abstract]
Derivative Liability, Fair Value, Net	$ 0		$ 10.3